Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005
                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                May 5, 2006

VIA EDGAR

Ms. Linda Stirling
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

        Re:     AllianceBernstein Fixed-Income Shares, Inc.
                (formerly AllianceBernstein Institutional Reserves, Inc.) Post-Effective Amendment No. 27
                File Nos. 33-34001 and 811-6068


Dear Ms. Stirling:

     This letter responds to comments of the staff (the "Staff") of the Securities and Exchange Commission (the "SEC") to the post-effective amendments to the registration statement filed on Form N-1A of the corporation referred to above (the "Company"), as provided orally to me on March 30, 2006. The Staff's comments and our responses are discussed below.

Comment: In the Prospectus, under the section "Investing in the Portfolios", revise the disclosure in the subsection titled "Other" so that the term "transaction time" is explained in "Plain English".

Response:   We have revised the disclosure under the "Other" subparagraph so that it reads in its entirety as follows:

            Purchases and redemption in a Portfolio will be executed at 5:00 p.m., Eastern time. Investments receive the full dividend for a day if an order and Federal funds or bank wire monies are received by ABIS by those times for a Portfolio on that day.

Comment: In the Prospectus please modify the disclosure under the section "Frequent Purchases and Redemptions of Portfolio Shares", to make it more applicable to the Company, which is comprised of money market series.

Response:   We have revised the disclosure by deleting the following:

            Investments in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time many of the funds calculate their NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (referred to as "time zone arbitrage"). The AllianceBernstein Mutual Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its NAV. While there is no assurance, the use of fair value pricing, in addition to the short-term trading policies discussed below, is expected to significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other fund shareholders.

                                      * * *

     We hereby acknowledge that (i) the Company is responsible for the adequacy and accuracy of the disclosures in the filings; (ii) Staff comments or changes to disclosures in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filing; and (iii) the Company may not assert Staff comments as a defense in any proceedings initiated by the SEC or any person under the federal securities laws of the United States.

     If you have any additional comments or questions, please contact Kathleen Clarke or the undersigned at (202) 737-8833.

                                                Sincerely,


                                            /s/ Michelle C. Roberts
                                            -----------------------
                                                Michelle C. Roberts

cc:   Emilie Wrapp, Esq.
      Kathleen K. Clarke, Esq.


SK 00250 0132 661898